Acquisition of Bao Li Gaming Promotion Limited (Details) - Bao Li Gaming [Member]	6 Months Ended
	Jun. 30, 2016 USD ($) shares
Earnout And Incentive Shares [Line Items]
Rolling Chip Turnover Target For Base Earnout Payment Shares First Year - 2013	$ 2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares Second Year - 2014	2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Shares Third Year - 2015	2,500,000,000
Base Earnout Cash Payments Shares First Year - 2013	13,000,000
Base Earnout Cash Payments Shares Second Year - 2014	13,000,000
Base Earnout Cash Payments Shares Third Year - 2015	$ 13,000,000
Base Earnout Shares First Year - 2013 | shares	625,000
Base Earnout Shares Second Year - 2014 | shares	625,000
Base Earnout Shares Third Year - 2015 | shares	625,000	[1]
Incremental Earnout Payment Shares First Year - 2013	$ 0	[2]
Incremental Earnout Payment Shares Second Year - 2014	0	[2]
Incremental Earnout Payment Shares Third Year - 2015	$ 0	[2]

[1]	It is anticipated that the cash payment and shares issuance for the 2015 earnout will be made in the fourth quarter of 2016.
[2]	For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.